SEGMENT AND GEOGRAPHIC AREA INFORMATION - Net revenues by geographic location of customers (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Net revenues by geographic location of customers
Total	$ 304,393	$ 472,789	$ 1,937,506	$ 1,625,863	$ 3,431,420	$ 13,367,443
Americas
Net revenues by geographic location of customers
Total					2,269,826	12,222,650
Europe
Net revenues by geographic location of customers
Total					172,368	258,355
Asia and other
Net revenues by geographic location of customers
Total					$ 989,226	$ 886,438